Defined benefit plans - Summary of sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (190,760)	₩ (154,651)
Decrease	205,916	168,565
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	209,531	172,716
Decrease	₩ (196,909)	₩ (160,649)